CASH GENERATED BY OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	R 32.4	R (36.7)	R 108.8
Adjusted for
Depreciation	168.0	179.8	180.2
Profit on disposal of property, plant and equipment	0.6	(12.9)	(10.5)
Change in estimate of environmental rehabilitation	(2.9)	0.6	19.3
Environmental rehabilitation payments	(3.4)	(7.9)	(11.2)
Decrease (increase) in inventories of finished goods and work in progress	(24.5)	(4.8)	7.1
Increase in long term incentive liability	17.2	10.0	29.9
Reversal of accrual	0.0	0.0	(22.7)
Finance income	(38.8)	(40.0)	(36.8)
Finance expense	58.4	52.2	47.6
Other non-cash items	1.3	(1.0)	4.6
Operating cash flows before working capital changes	208.3	139.3	316.3
Working capital changes [abstract]
Working capital changes	(14.6)	117.8	(81.9)
Change in trade and other receivables	22.2	(57.6)	33.7
Change in long-term receivable	(27.4)	0.0	0.0
Change in inventories	(28.2)	(14.8)	1.0
Change in trade and other payables and employee benefits	48.0	(45.4)	47.2
Cash generated by operations	R 222.9	R 21.5	R 398.2